Revenue Recognition - Prepaid Member Referral Fees and Deferred Sale Incentive Compensation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Other current assets	$ 51,629	$ 31,617
Other assets	$ 22,837	$ 17,970